Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Taxes Payable
Schedule of summary of taxes payable

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000

VAT payable	8,014	18,127
Enterprise income taxes payable	7,492	13,458
Withholding individual income taxes for employees	718	2,628
Construction fee for cultural undertaking payable	538	911
Others	155	217
Total	16,917	35,341